Bonds Payable - Additional Information (Detail) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands	1 Months Ended				3 Months Ended	12 Months Ended
	Sep. 30, 2017 USD ($)	Jul. 31, 2015 TWD ($) $ / shares	Jul. 31, 2014 TWD ($)	Sep. 30, 2013 USD ($) $ / shares	Sep. 30, 2017 $ / shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 $ / shares	Jul. 31, 2015 USD ($) $ / shares	Jul. 31, 2014 USD ($)	Sep. 30, 2013 $ / shares
Unsecured overseas convertible bonds [Member]
Disclosure of detailed information about borrowings [line items]
Bonds face amount				$ 400,000		$ 400,000	$ 400,000
Bonds maturity period				5 years
Bonds denomination amount				$ 200
Unsecured overseas bonds conversion price | $ / shares				$ 33.085				$ 28.99
Unsecured overseas bonds fixed exchange rate | $ / shares											$ 29.956
Unsecured overseas convertible bonds [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Unsecured overseas bonds conversion price | (per share)					$ 27.95	$ 0.94
Unsecured overseas convertible bonds [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Unsecured overseas bonds conversion price | (per share)					28.96	$ 0.98
US$400,000 thousand [member]
Disclosure of detailed information about borrowings [line items]
Unsecured overseas bonds fixed exchange rate | $ / shares					$ 29.956
Common shares trading period					20 days	20 days	20 days
Effective interest rate of debt host contract			3.16%
Aggregate fair value of bonds options			$ 1,667,950
Early redemption of outstanding bonds	$ 400
US$400,000 thousand [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Conversion price percentage				130.00%
Aggregate principal amount of bonds redeemed				90.00%
US$200,000 thousand [member]
Disclosure of detailed information about borrowings [line items]
Bonds face amount									$ 200,000
Bonds maturity period		2 years 9 months
Bonds denomination amount									$ 200
Unsecured overseas bonds conversion price | (per share)		$ 54.55				$ 1.61	$ 47.76	$ 49.52
Unsecured overseas bonds fixed exchange rate | $ / shares									$ 30.928
Common shares trading period						20 days	20 days
Effective interest rate of debt host contract		1.58%
Aggregate fair value of bonds options		$ 214,022
US$200,000 thousand [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Conversion price percentage		130.00%
Aggregate principal amount of bonds redeemed		90.00%
US$200,000 thousand [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Common shares trading period						30 days	30 days
Secured Overseas Bonds One [member]
Disclosure of detailed information about borrowings [line items]
Bonds face amount										$ 300,000
Bonds maturity period			3 years
Percentage of ownership interest in subsidiary			100.00%
Annual interest rates of bonds			2.125%					2.125%		2.125%